As filed with the Securities and Exchange Commission on
February 6, 2023

Registration No. 333-00515
811-07513

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
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Pre-Effective Amendment No.	/ /
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Post-Effective Amendment No. 379	/ X /
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REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/ X /
ACT OF 1940	----
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Amendment No. 378	/ X /
(Check appropriate box or boxes)	----

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PUTNAM FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

100 Federal Street, Boston, Massachusetts 02110
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code
(617) 292-1000

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It is proposed that this filing will become effective
(check appropriate box)

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/ /	immediately upon filing pursuant to paragraph (b)
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/ x /	on February 28, 2023 pursuant to paragraph (b)
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/ /	60 days after filing pursuant to paragraph (a)(1)
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/ /	on (date) pursuant to paragraph (a)(1)
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/ /	75 days after filing pursuant to paragraph (a)(2)
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/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.
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If appropriate, check the following box:
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/ x /	this post-effective amendment designates a new
----	effective date for a previously filed post-effective amendment.

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STEPHEN J. TATE, Vice President
PUTNAM FUNDS TRUST
100 Federal Street
Boston, Massachusetts 02110
(Name and address of agent for service)
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Copy to:

BRYAN CHEGWIDDEN, Esquire
ROPES & GRAY LLP
1211 Avenue of the Americas
New York, New York 10036

and

JAMES E. THOMAS, Esquire
ROPES & GRAY LLP
800 Boylston Street
Boston, Massachusetts 02199
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This Post-Effective Amendment No. 379 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate February 28, 2023, as the new effective date for Post-Effective Amendment No. 368 filed pursuant to Rule 485(a) under the Securities Act on July 28, 2022. This Post-Effective Amendment No. 379 is not intended to amend or supersede any information contained in Post-Effective Amendment No. 368.

This Post-Effective Amendment relates solely to the Registrant’s Putnam Fixed Income Absolute Return Fund (to be renamed “Putnam Core Bond Fund”) series. Information contained in the Registrant's Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

PUTNAM FUNDS TRUST

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 368 to the Registration Statement on Form N-1A of Putnam Funds Trust (the “Registrant”) under the Securities Act of 1933, as amended, and Amendment No. 367 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on July 28, 2022 (“Amendment No. 368/367”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 368/367 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on July 28, 2022.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 368/367 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on July 28, 2022.

POWER OF ATTORNEY

                  We, the undersigned Trustees of each of the funds listed on Schedule A and Schedule B hereto (collectively, the “Funds”), hereby severally constitute and appoint Kenneth R. Leibler, George Putnam, III, Jonathan S. Horwitz, Michael J. Higgins, Bryan Chegwidden, and James E. Thomas, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statements on Form N-1A of each of the Funds listed on Schedule A hereto, the Registration Statements on Form N-2 of each of the Funds listed on Schedule B hereto, and any and all amendments (including post-effective amendments) to said Registration Statements and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof. This document supersedes and revokes any prior Power of Attorney executed by any of us in the capacities indicated below in respect of the Registration Statements of the Funds on Form N-1A or Form N-2, as the case may be.

WITNESS my hand and seal on the date set forth below.

Signature	Title	Date

/s/ Kenneth R. Leibler______	Chair of the Board and Trustee	January 26, 2023
Kenneth R. Leibler

/s/ Barbara M. Baumann____	Vice Chair of the Board and Trustee	January 26, 2023
Barbara M. Baumann

/s/ Robert L. Reynolds______	President and Trustee	January 26, 2023
Robert L. Reynolds

/s/ Jonathan S. Horwitz_____	Executive Vice President, Principal	January 26, 2023
Jonathan S. Horwitz	Executive Officer, and Compliance
Liaison

/s/ Michael J. Higgins______	Vice President, Treasurer, and Clerk	January 26, 2023
Michael J. Higgins

/s/ Janet C. Smith__________	Vice President, Principal Financial	January 26, 2023
Janet C. Smith	Officer, Principal Accounting
Officer, and Assistant Treasurer

/s/ Liaquat Ahamed_________	Trustee	January 26, 2023
Liaquat Ahamed

/s/ Katinka Domotorffy______	Trustee	January 26, 2023
Katinka Domotorffy

/s/ Catharine Bond Hill______	Trustee	January 26, 2023
Catharine Bond Hill

/s/ Jennifer Williams Murphy_	Trustee	January 26, 2023
Jennifer Williams Murphy

/s/ Marie Pillai	Trustee	January 26, 2023
Marie Pillai

/s/ George Putnam, III______	Trustee	January 26, 2023
George Putnam, III

/s/ Manoj P. Singh_________	Trustee	January 26, 2023
Manoj P. Singh

/s/ Mona K. Sutphen________	Trustee	January 26, 2023
Mona K. Sutphen

Schedule A

George Putnam Balanced Fund
Putnam Asset Allocation Funds
Putnam California Tax Exempt Income Fund
Putnam Convertible Securities Fund
Putnam Diversified Income Trust
Putnam ETF Trust
Putnam Focused International Equity Fund
Putnam Funds Trust
Putnam Global Health Care Fund
Putnam Global Income Trust
Putnam High Yield Fund
Putnam Income Fund
Putnam International Equity Fund
Putnam Investment Funds
Putnam Large Cap Value Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam Money Market Fund
Putnam Mortgage Securities Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam New York Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund
Putnam Sustainable Leaders Fund
Putnam Target Date Funds
Putnam Tax Exempt Income Fund
Putnam Tax-Free Income Trust
Putnam Variable Trust

Schedule B

Putnam Managed Municipal Income Trust
Putnam Master Intermediate Income Trust
Putnam Municipal Opportunities Trust
Putnam Premier Income Trust

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 6th day of February, 2023.

Putnam Funds Trust

By: /s/ Jonathan S. Horwitz, Executive Vice President,
Principal Executive Officer and Compliance Liaison

                Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title

Kenneth R. Leibler*	Chair, Board of Trustees

Barbara M. Baumann*	Vice Chair, Board of Trustees

Robert L. Reynolds*	President and Trustee

Jonathan S. Horwitz*	Executive Vice President, Principal Executive
Officer and Compliance Liaison

Janet C. Smith*	Vice President, Principal Financial Officer,
Principal Accounting Officer and Assistant
Treasurer

Liaquat Ahamed*	Trustee

Katinka Domotorffy*	Trustee

Catharine Bond Hill*	Trustee

Jennifer Williams Murphy*	Trustee

Marie Pillai*	Trustee

George Putnam, III*	Trustee

Manoj P. Singh*	Trustee

Mona K. Sutphen*	Trustee

By: /s/ Jonathan S. Horwitz, as
Attorney-in-Fact
February 6, 2023

* Signed pursuant to power of attorney filed herewith.